Interim consolidated balance sheet - GBP (£) £ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 251,183	£ 254,439	£ 253,523
Right-of-use assets	3,930	4,559	5,168
Investment property	20,692	20,827	24,792
Intangible assets	777,473	775,170	758,476
Deferred tax asset	61,786	58,362	53,862
Trade receivables	34,333	43,694	40,586
Derivative financial instruments	536	1,609
Total non-current assets	1,149,933	1,158,660	1,136,407
Current assets
Inventories	2,792	2,186	2,535
Prepayments	16,183	6,503	13,211
Contract assets - accrued revenue	65,795	45,966	78,098
Trade receivables	62,907	115,985	26,313
Other receivables	371	239	614
Income tax receivable	1,223	1,214	618
Derivative financial instruments	1,776	1,174
Cash and cash equivalents	80,620	51,539	100,856
Total current assets	231,667	224,806	222,245
Total assets	1,381,600	1,383,466	1,358,652
Equity
Share capital	53	53	53
Share premium	68,822	68,822	68,822
Treasury shares	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	(13,529)	(32,565)	(26,247)
Retained earnings	122,508	87,197	169,341
Total equity	405,579	351,232	460,999
Non-current liabilities
Deferred tax liabilities	30,851	31,337	37,766
Contract liabilities - deferred revenue	13,772	18,759	23,605
Trade and other payables	60,809	51,322	31,241
Borrowings	471,026	520,010	486,852
Lease liabilities	3,255	3,326	3,626
Derivative financial instruments	7,390	9,136	2,323
Total non-current liabilities	587,103	633,890	585,413
Current liabilities
Contract liabilities - deferred revenue	137,447	171,574	143,577
Trade and other payables	173,008	216,093	152,093
Income tax liabilities	12,607	4,005	9,429
Borrowings	65,114	5,605	5,288
Lease liabilities	568	1,067	1,622
Derivative financial instruments	174		231
Total current liabilities	388,918	398,344	312,240
Total equity and liabilities	£ 1,381,600	£ 1,383,466	£ 1,358,652